Commitment And Contingencies - Summary of future minimum payments under site leases (Parenthetical) (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Business combination, recognized identifiable assets acquired and liabilities assumed, cash and equivalents	$ 1.5
Business combination, recognized identifiable assets acquired and liabilities assumed, restricted cash	$ 0.2